Statement of Changes in Net Assets Available For Benefits - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Participants	$ 560,226
Employer	222,598
Total contributions	782,824
Investment Income
Interest and dividends	147,376
Net appreciation in fair value of investments	1,261,701
Net investment income	1,409,077
Interest income on notes receivables from participants	28,132
Total Investment Income	2,220,033
Deductions from Net Assets Attributed To:
Benefits paid to participants	1,604,602
Deemed distributions	(2,358)
Administrative Expenses	6,083
Deductions from Net Assets	1,608,327
Net Increase	611,706
Transfer of Assets to Plan	2,150
Total Transfer of Assets to Plan	2,150
Beginning of year	11,598,659
End of year	$ 12,212,515